Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000215087 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215087 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215087 | U.S Government Agency Adjustable Rate Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215087 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215087 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215087 | U.S Government Agency Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215087 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000215087 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000024691 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024691 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024691 | U.S Government Agency Adjustable Rate Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024691 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024691 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024691 | U.S Government Agency Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000024691 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000024691 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	70.70%